Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
Transactions with the Company and its affiliates during the years ended December 31, 2025 and 2024 were as follows:

	Purchases		Sales
					Realized
	Units	Cost	Units	Proceeds	Gains (Losses)
2025
Company Stock Fund	274,442	$16,859,197	384,374	$24,020,181	$8,960,993
Commerce Mutual Funds	538,986	9,666,248	844,470	15,205,550	(196,159)

2024
Company Stock Fund	317,865	$18,359,682	749,990	$42,669,845	$14,968,637
Commerce Mutual Funds	1,027,871	18,183,279	639,991	11,391,694	(442,049)